Expense Example - FidelityBalancedFund-AMCIZPRO - FidelityBalancedFund-AMCIZPRO - Fidelity Balanced Fund	Oct. 04, 2024 USD ($)
Fidelity Advisor Balanced Fund - Class I
Expense Example:
1 year	$ 53
3 years	167
5 years	291
10 years	653
Fidelity Advisor Balanced Fund - Class C
Expense Example:
1 year	255
3 years	480
5 years	829
10 years	1,610
Fidelity Advisor Balanced Fund - Class Z
Expense Example:
1 year	40
3 years	125
5 years	219
10 years	493
Fidelity Advisor Balanced Fund - Class A
Expense Example:
1 year	649
3 years	807
5 years	978
10 years	1,474
Fidelity Advisor Balanced Fund - Class M
Expense Example:
1 year	450
3 years	663
5 years	894
10 years	$ 1,554